Registration No. 333-132779

File No. 811-21878

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 15	☒

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

 (Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

 (Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of August, 2014.

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President ,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	August 13, 2014
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President, Principal	August 13, 2014
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	August 13, 2014
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	August 13, 2014
David K. Downes

Matthew P. Fink*	Trustee	August 13, 2014
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	August 13, 2014
Edmund P. Giambastiani, Jr.

Phillip A. Griffiths*	Trustee	August 13, 2014
Phillip A. Griffiths

Mary F. Miller*	Trustee	August 13, 2014
Mary F. Miller

Joel W. Motley*	Trustee	August 13, 2014
Joel W. Motley

Joanne Pace*	Trustee	August 13, 2014
Joanne Pace

Joseph M. Wikler*	Trustee	August 13, 2014
Joseph M. Wikler

Peter I. Wold*	Trustee	August 13, 2014
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document